Submission	Nov. 03, 2025
Submission [Line Items]
Central Index Key	0002081532
Registrant Name	Bluerock Acquisition Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A